Vessels (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Vessels

December 31, 2014	Cost	Accumulated depreciation	Net book value
Vessels	$5,708,685	$894,964	$4,813,721
Vessels under construction	282,002	—	282,002

Vessels	$5,990,687	$894,964	$5,095,723

December 31, 2013	Cost	Accumulated depreciation	Net book value
Vessels	$5,391,713	$720,814	$4,670,899
Vessels under construction	321,372	—	321,372

Vessels	$5,713,085	$720,814	$4,992,271